Income Taxes - Schedule of Reconciliation of the Income Tax Expenses Determined at the Statutory Income Tax Rate (Parentheticals) (Details)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Effective Income Tax Rate Reconciliation, Tax Credit, Amount [Abstract]
Income taxe computed percentage	25.00%	25.00%